Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 1,362,231		¥ 2,004,931	¥ 1,850,886
Design and development expenses	778,463		2,041,024	1,827,980
Depreciation and amortization expenses	255,544		187,137	103,427
Rental and related expenses	51,123		57,401	33,105
Travel and entertainment expenses	15,720		63,998	104,949
Others	24,689		74,089	77,595
Total	¥ 2,487,770	$ 381,267	¥ 4,428,580	¥ 3,997,942